LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings (Details) Rp in Billions	12 Months Ended
Dec. 31, 2017 IDR (Rp)
Other borrowings
Borrowings and other credit facilities
Maximum debt to equity ratio	5
Net debt to EBITDA ratio	4.00%
Minimum debt service coverage	100.00%
Rupiah | Sarana Multi Infrastruktur October 12 2016
Borrowings and other credit facilities
Total loans and other borrowings	Rp 700
Interest rate basis	3 months JIBOR
Interest rate adjustment (as a percent)	2.20%
Rupiah | Sarana Multi Infrastruktur March 29 2017
Borrowings and other credit facilities
Total loans and other borrowings	Rp 600
Interest rate basis	3 months JIBOR
Interest rate adjustment (as a percent)	2.20%